UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Congress Street

Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	7.5	7.3
United Technologies Corp.	7.5	8.4
Exxon Mobil Corp.	6.9	6.5
Johnson & Johnson	6.4	6.0
Knight-Ridder, Inc.	5.2	5.9
International Paper Co.	5.0	4.7
Anheuser-Busch Companies, Inc.	4.7	4.8
Guidant Corp.	4.1	4.6
Verizon Communications, Inc.	4.0	3.8
Merck & Co., Inc.	3.9	3.8
	55.2
Top Five Market Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	21.2	21.7
Industrials	18.8	19.1
Information Technology	14.7	14.4
Consumer Staples	14.6	14.9
Energy	9.7	9.0
Asset Allocation (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
Stocks 99.2%	Stocks 99.3%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 0.7%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.2%
Media - 5.2%
Knight-Ridder, Inc.	51,985	$ 3,742,920
CONSUMER STAPLES - 14.6%
Beverages - 8.4%
Anheuser-Busch Companies, Inc.	62,773	3,389,742
The Coca-Cola Co.	52,553	2,652,875
		6,042,617
Food Products - 1.2%
Del Monte Foods Co. (a)	12,822	130,272
H.J. Heinz Co.	18,414	721,829
		852,101
Household Products - 2.3%
Colgate-Palmolive Co.	27,744	1,621,637
Tobacco - 2.7%
Altria Group, Inc.	39,009	1,952,400
TOTAL CONSUMER STAPLES		10,468,755
ENERGY - 9.7%
Oil & Gas - 9.7%
ChevronTexaco Corp.	20,858	1,962,946
Exxon Mobil Corp.	111,568	4,954,735
		6,917,681
FINANCIALS - 4.4%
Commercial Banks - 0.8%
Bank One Corp.	11,100	566,100
Diversified Financial Services - 3.4%
Citigroup, Inc.	52,950	2,462,175
Insurance - 0.2%
St. Paul Travelers Companies, Inc.	3,053	123,769
TOTAL FINANCIALS		3,152,044
HEALTH CARE - 21.2%
Health Care Equipment & Supplies - 4.1%
Guidant Corp.	52,547	2,936,326
Health Care Providers & Services - 0.4%
Medco Health Solutions, Inc. (a)	7,317	274,388
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 16.7%
Eli Lilly & Co.	11,427	$ 798,862
Johnson & Johnson	81,727	4,552,194
Merck & Co., Inc.	58,873	2,796,468
Pfizer, Inc.	52,424	1,797,095
Wyeth	54,780	1,980,845
		11,925,464
TOTAL HEALTH CARE		15,136,178
INDUSTRIALS - 18.8%
Aerospace & Defense - 9.9%
The Boeing Co.	32,651	1,668,140
United Technologies Corp.	58,930	5,390,916
		7,059,056
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	14,500	444,425
Industrial Conglomerates - 7.5%
General Electric Co.	166,402	5,391,423
Road & Rail - 0.8%
Union Pacific Corp.	9,660	574,287
TOTAL INDUSTRIALS		13,469,191
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 3.8%
Motorola, Inc.	149,739	2,732,737
Computers & Peripherals - 6.9%
Hewlett-Packard Co.	107,408	2,266,309
International Business Machines Corp.	30,184	2,660,720
		4,927,029
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	21,436	627,646
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	54,725	1,510,410
Software - 1.0%
Microsoft Corp.	25,200	719,712
TOTAL INFORMATION TECHNOLOGY		10,517,534
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 5.9%
Chemicals - 0.9%
Eastman Chemical Co.	8,793	$ 406,500
Monsanto Co.	6,548	252,098
		658,598
Paper & Forest Products - 5.0%
International Paper Co.	79,841	3,568,893
TOTAL MATERIALS		4,227,491
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
Verizon Communications, Inc.	79,433	2,874,680
UTILITIES - 0.7%
Electric Utilities - 0.7%
Consolidated Edison, Inc.	12,733	506,264
TOTAL COMMON STOCKS (Cost $14,719,594)		71,012,738
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.1%, dated 6/30/04 due 7/1/04) (Cost $575,000)	$ 575,018	575,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,294,594)		71,587,738
NET OTHER ASSETS - 0.0%		1,117
NET ASSETS - 100%		$ 71,588,855
Legend
(a) Non-income producing
Other Information

Sales of securities, other than short-term securities, aggregated $3,074,130, which represents the value of securities delivered in redemption of fund shares. The realized gain of $2,744,968 on securities delivered in redemption of fund shares is not taxable to the fund. There were no purchases of securities during the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $575,000) (cost $15,294,594) - See accompanying schedule		$ 71,587,738
Cash		707
Dividends receivable		121,510
Prepaid expenses		169
Total assets		71,710,124

Liabilities
Payable for fund shares redeemed	$ 900
Accrued management fee	80,878
Transfer agent fee payable	6,252
Other affiliated payables	3,035
Other payables and accrued expenses	30,204
Total liabilities		121,269

Net Assets		$ 71,588,855
Net Assets consist of:
Paid in capital		$ 15,247,177
Undistributed net investment income		48,534
Net unrealized appreciation (depreciation) on investments		56,293,144
Net Assets, for 187,580 shares outstanding		$ 71,588,855
Net Asset Value, offering price and redemption price per share ($71,588,855 ÷ 187,580 shares)		$ 381.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 759,822
Interest		3,177
Total income		762,999

Expenses
Management fee	$ 163,978
Transfer agent fees	38,012
Accounting fees and expenses	15,006
Non-interested trustees' compensation	223
Custodian fees and expenses	4,959
Audit	19,765
Legal	893
Miscellaneous	11,345
Total expenses before reductions	254,181
Expense reductions	(70)	254,111
Net investment income (loss)		508,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,744,968
Change in net unrealized appreciation (depreciation) on investment securities		(1,952,345)
Net gain (loss)		792,623
Net increase (decrease) in net assets resulting from operations		$ 1,301,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 508,888	$ 1,034,329
Net realized gain (loss)	2,744,968	3,473,896
Change in net unrealized appreciation (depreciation)	(1,952,345)	9,834,408
Net increase (decrease) in net assets resulting from operations	1,301,511	14,342,633
Distributions to shareholders from net investment income	(468,301)	(1,036,980)
Share transactions
Reinvestment of distributions	106,666	224,041
Cost of shares redeemed	(3,130,985)	(4,527,695)
Net increase (decrease) in net assets resulting from share transactions	(3,024,319)	(4,303,654)
Total increase (decrease) in net assets	(2,191,109)	9,001,999

Net Assets
Beginning of period	73,779,964	64,777,965
End of period (including undistributed net investment income of $48,534 and undistributed net investment income of $7,947, respectively)	$ 71,588,855	$ 73,779,964
Other Information
Shares
Issued in reinvestment of distributions	280	623
Redeemed	(8,168)	(13,362)
Net increase (decrease)	(7,888)	(12,739)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 377.45	$ 311.12	$ 376.61	$ 418.88	$ 412.27	$ 375.34
Income from Investment Operations
Net investment income (loss) D	2.67	5.14	4.62	4.75	4.70	4.34
Net realized and unrealized gain (loss)	4.02	66.41	(65.36)	(42.22)	6.71	36.94
Total from investment operations	6.69	71.55	(60.74)	(37.47)	11.41	41.28
Distributions from net investment income	(2.50)	(5.22)	(4.75)	(4.80)	(4.80)	(4.35)
Net asset value, end of period	$ 381.64	$ 377.45	$ 311.12	$ 376.61	$ 418.88	$ 412.27
Total Return B, C	1.77%	23.09%	(16.19)%	(8.99)%	2.79%	11.05%
Ratios to Average Net Assets E
Expenses before expense reductions	.70% A	.70%	.69%	.64%	.63%	.61%
Expenses net of voluntary waivers, if any	.70% A	.70%	.69%	.64%	.63%	.61%
Expenses net of all reductions	.70% A	.70%	.69%	.64%	.63%	.61%
Net investment income (loss)	1.40% A	1.54%	1.34%	1.23%	1.15%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,589	$ 73,780	$ 64,778	$ 85,163	$ 106,175	$ 112,344
Portfolio turnover rate	0%	0%	0%	4%	0%	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Congress Street Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue 3.8 million shares. Shares of the fund are not currently available for purchase. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. The fund intends to retain and pay federal income taxes at year-end on undistributed net long-term capital gains.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to redemptions in kind and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 57,004,460
Unrealized depreciation	(711,316)
Net unrealized appreciation (depreciation)	$ 56,293,144
Cost for federal income tax purposes	$ 15,294,594

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a quarterly fee that is computed monthly at an annual rate of .50% of the fund's average net assets. The management fee is subject to a reduction to the extent that the monthly average net assets of all mutual funds advised by FMR exceed $4 billion in any month. The management fee payable by the fund on its portion of the excess is reduced by 10%. For the period, the fund's annualized management fee rate was .45% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $67, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	34,446,545.03	68.713
Against	15,015,780.84	29.953
Abstain	668,545.57	1.334
TOTAL	50,130,871.44	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
Ralph F. Cox
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
Laura B. Cronin
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
Robert M. Gates
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
George H. Heilmeier
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
Edward C. Johnson 3d
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
Donald J. Kirk
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
Marie L. Knowles
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
Ned C. Lautenbach
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
Marvin L. Mann
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
William O. McCoy
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
Robert L. Reynolds
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	48,426,104.48	96.599
Withheld	1,704,766.96	3.401
TOTAL	50,130,871.44	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CST-USAN-0804
1.788742.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Congress Street Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 12, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 12, 2004